Related party disclosures (Table)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Schedule of detailed information about related parties
As of December 31, 2023 and 2022, the detail of entities that are identified as subsidiaries or related parties of the SQM Group is as follows:

Tax ID No	Name	Country of origin	Functional currency	Nature
Foreign	Nitratos Naturais Do Chile Ltda.	Brazil	Dollar	Subsidiary
Foreign	SQM North America Corp.	United States	Dollar	Subsidiary
Foreign	SQM Europe N.V. (4)	Belgium	Dollar	Subsidiary
Foreign	Soquimich European Holding B.V.	Netherlands	Dollar	Subsidiary
Foreign	SQM Corporation N.V.	Curacao	Dollar	Subsidiary
Foreign	SQM Comercial De México S.A. de C.V.	Mexico	Dollar	Subsidiary
Foreign	North American Trading Company	United States	Dollar	Subsidiary
Foreign	Administración y Servicios Santiago S.A. de C.V.	Mexico	Dollar	Subsidiary
Foreign	SQM Perú S.A. (2)	Peru	Dollar	Subsidiary
Foreign	SQM Ecuador S.A.	Ecuador	Dollar	Subsidiary
Foreign	SQM Nitratos Mexico S.A. de C.V.	Mexico	Dollar	Subsidiary
Foreign	SQMC Holding Corporation L.L.P.	United States	Dollar	Subsidiary
Foreign	SQM Investment Corporation N.V.	Curacao	Dollar	Subsidiary
Foreign	SQM Brasil Limitada	Brazil	Dollar	Subsidiary
Foreign	SQM France S.A.	France	Dollar	Subsidiary
Foreign	SQM Japan Co. Ltd.	Japan	Dollar	Subsidiary
Foreign	Royal Seed Trading Corporation A.V.V.	Aruba	Dollar	Subsidiary
Foreign	SQM Oceania Pty Limited	Australia	Dollar	Subsidiary
Foreign	Rs Agro-Chemical Trading Corporation A.V.V.	Aruba	Dollar	Subsidiary
Foreign	SQM Indonesia S.A.	Indonesia	Dollar	Subsidiary
Foreign	SQM Virginia L.L.C.	United States	Dollar	Subsidiary
Foreign	Comercial Caimán Internacional S.A. (3)	Panama	Dollar	Subsidiary
Foreign	SQM África Pty. Ltd.	South Africa	Dollar	Subsidiary
Foreign	SQM Colombia SAS	Colombia	Dollar	Subsidiary
Foreign	SQM Internacional N.V.	Belgium	Dollar	Subsidiary
Foreign	SQM -Shanghai Chemicals Co. Ltd.	China	Dollar	Subsidiary
Foreign	SQM Lithium Specialties LLC	United States	Dollar	Subsidiary
Foreign	SQM Iberian S.A.	Spain	Dollar	Subsidiary
Foreign	SQM Beijing Commercial Co. Ltd.	China	Dollar	Subsidiary
Foreign	SQM Thailand Limited	Thailand	Dollar	Subsidiary
Foreign	SQM Australia PTY	Australia	Dollar	Subsidiary

Tax ID No	Name	Country of origin	Functional currency	Nature
Foreign	SQM Holland B.V.	Netherlands	Dollar	Subsidiary
Foreign	SQM Korea LLC	Korea	Dollar	Subsidiary
96.801.610-5	Comercial Hydro S.A.	Chile	Dollar	Subsidiary
96.651.060-9	SQM Potasio S.A.	Chile	Dollar	Subsidiary
96.592.190-7	SQM Nitratos S.A.	Chile	Dollar	Subsidiary
96.592.180-K	Ajay SQM Chile S.A.	Chile	Dollar	Subsidiary
79.947.100-0	SQM Industrial S.A.	Chile	Dollar	Subsidiary
79.906.120-1	Isapre Norte Grande Ltda.	Chile	Peso	Subsidiary
79.876.080-7	Almacenes y Depósitos Ltda.	Chile	Peso	Subsidiary
79.770.780-5	Servicios Integrales de Tránsitos y Transferencias S.A.	Chile	Dollar	Subsidiary
79.768.170-9	Soquimich Comercial S.A.	Chile	Dollar	Subsidiary
79.626.800-K	SQM Salar S.A.	Chile	Dollar	Subsidiary
76.534.490-5	Sociedad Prestadora de Servicios de Salud Cruz del Norte S.A.	Chile	Peso	Subsidiary
76.425.380-9	Exploraciones Mineras S.A.	Chile	Dollar	Subsidiary
76.064.419-6	Comercial Agrorama Ltda.	Chile	Peso	Subsidiary
76.145.229-0	Agrorama S.A.	Chile	Peso	Subsidiary
76.359.919-1	Orcoma Estudios SPA	Chile	Dollar	Subsidiary
76.360.575-2	Orcoma SPA	Chile	Dollar	Subsidiary
76.686.311-9	SQM MaG SpA	Chile	Dollar	Subsidiary
77.114.779-8	Sociedad Contractual Minera Bufalo	Chile	Dollar	Subsidiary
Foreign	Ajay North America	United States	Dollar	Associate
Foreign	Abu Dhabi Fertilizer Industries WWL	United Arab Emirates	Arab Emirates dirham	Associate
Foreign	Ajay Europe SARL	France	Euro	Associate
Foreign	Electronic era Technologies Inc.	United States	Dollar	Associate
Foreign	Altilium Metals Ltd.	United Kingdom	Pound Sterling	Associate
Foreign	SAS Adionics	France	Euro	Associate
Foreign	Pirra Lithium Pty Ltd.	Australia	Australian Dollar	Associate
Foreign	SQM Vitas Fzco.	United Arab Emirates	Arab Emirates dirham	Joint venture
Foreign	Covalent Lithium Pty Ltd.	Australia	Dollar	Joint venture
Foreign	Pavoni & C, SPA	Italy	Euro	Joint venture
96.511.530-7	Sociedad de Inversiones Pampa Calichera	Chile	Dollar	Other related parties
96.529.340-K	Norte Grande S.A.	Chile	Peso	Other related parties
Foreign	SQM Vitas Brasil Agroindustria (6)	Brazil	Brazilian real	Other related parties
Foreign	SQM Vitas Perú S.A.C. (1)	Peru	Dollar	Other related parties
_______________________________________________
(1)These Companies are subsidiaries of the joint venture SQM Vitas Fzco.
(2)This Company was liquidated in December 2022.
(3)This Company was liquidated in March 2023.
(4)On July 1, 2023, SQM Europe N.V. absorbed SQM International N.V.
(5)This new company was incorporated on December 11, 2023.
(6)This company was sold on December 19, 2023.
Schedule of related parties corresponding to mining contractual corporations
The following other related parties correspond to mining contractual corporations.

Tax ID No.	Name	Country of origin	Functional currency	Relationship
N/A	Sociedad Contractual Minera Pampa Unión	Chile	Peso	Other related parties

Schedule of transactions with entities who are affiliated to the key managerial personnel
Below is a list of transactions with clients and suppliers with whom a relationship with key Company personnel was identified:

Tax ID No	Name	Country of origin	Nature
90.193.000-7	El Mercurio S.A.P.	Chile	Other related parties
92.580.000-7	Empresa Nacional de Telecomunicaciones S.A.	Chile	Other related parties
96.806.980-2	Entel PCS Telecomunicaciones S.A.	Chile	Other related parties
97.004.000-5	Banco de Chile	Chile	Other related parties
99.012.000-5	Compañía de Seguros de Vida Consorcio Nacional	Chile	Other related parties
65.614.340-1	Corporación Endeavor Chile	Chile	Other related parties
82.135.600-8	Instituto Chileno administración empresas	Chile	Other related parties
96.532.830-0	Sociedad Inversiones Oro Blanco S.A.	Chile	Other related parties

Schedule of significant transactions with related parties
For the year ended December 31, 2023, 2022 and 2021, the detail of significant transactions with related parties is as follows

Tax ID No	Name	Nature	Country of origin	Transaction	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021
					ThUS$	ThUS$	ThUS$
Foreign	Ajay Europe S.A.R.L.	Associate	France	Sale of products	45,314	45,205	35,597
Foreign	Ajay Europe S.A.R.L.	Associate	France	Dividends	4,682	1,778	992
Foreign	Ajay North America LL.C.	Associate	United States	Sale of products	30,791	41,814	27,763
Foreign	Ajay North America LL.C.	Associate	United States	Dividends	4,013	1,576	1,233
Foreign	Abu Dhabi Fertilizer Industries WWL	Associate	United Arab Emirates	Dividends	633	3,000	9,438
Foreign	SQM Vitas Brasil Agroindustria	Other related parties	Brazil	Sale of products	9,019	51,748	79,086
Foreign	SQM Vitas Perú S.A.C.	Other related parties	Perú	Sale of products	17,312	58,077	17,016
Foreign	Coromandel SQM India	Joint venture	India	Sale of products	—	—	1,814
Foreign	Pavoni & CPA	Joint venture	Italy	Sale of products	5,541	4,138	5,359
Chile	Banco de Chile	Other related parties	Chile	Service Provider	(32,418)	(27,918)	(20,904)
Chile	El Mercurio S.A.P.	Other related parties	Chile	Service Provider	(1,038)	(90)	(131)
Chile	Compañía de Seguros de Vida Consorcio Nacional	Other related parties	Chile	Service Provider	(33)	(31)	(134)
Chile	Entel PCS Telecomunicaciones S.A.	Other related parties	Chile	Service Provider	(182)	(228)	(157)
Chile	Gonzalo Guerrero Yamamoto	Other related parties	Chile	Service Provider	—	(19)	(79)
Chile	Empresa Nacional de Telecomunicaciones	Other related parties	Chile	Service Provider	(3,485)	(1,746)	(2,393)
Chile	Instituto Chileno administración empresas	Other related parties	Chile	Service Provider	(134)	(46)	—
Chile	Fundación para el desarrollo social	Other related parties	Chile	Service Provider	—	(7)	—
Chile	Corporación Endeavor Chile	Other related parties	Chile	Service Provider	(101)	—	—

Schedule of trade receivables due from related parties

Tax ID No	Name	Nature	Country of origin	Currency	As of December 31, 2023	As of December 31, 2022
					ThUS$	ThUS$
Foreign	Ajay Europe S.A. R.L.	Associate	France	Euro	8,932	7,967
Foreign	Ajay North America LLC.	Associate	United States of America	Dollar	4,393	8,354
96.511.530-7	Soc. de Inversiones Pampa Calichera	Other related parties	Chile	Dollar	5	5
Foreign	SQM Vitas Brasil Agroindustria	Other related parties	Brazil	Dollar	—	32,054
Foreign	SQM Vitas Perú S.A.C.	Other related parties	Peru	Dollar	27,115	31,081
Foreign	SQM Vitas Fzco.	Joint venture	United Arab Emirates	United Arab Emirates Dirham	232	232
Foreign	Pavoni & C SpA	Joint venture	Italy	Euro	2,576	888
Foreign	Covalent Lithium Pty Ltd.	Joint venture	Australia	Australian dollar	—	1,041
Total					43,253	81,622

Schedule of other related party disclosures

Tax ID No	Name	Nature	Country of origin	Currency	As of December 31, 2023	As of December 31, 2022
					ThUS$	ThUS$
Foreign	Covalent Lithium Pty Ltd.	Joint venture	Australia	Australian dollar	2,346	—
Total					2,346	—